Commitments - Summary of undiscounted lease commitments (Details)	Aug. 31, 2024 CAD ($)
Commitments
Undiscounted lease commitments	$ 842,486
2025
Commitments
Undiscounted lease commitments	53,964
2026
Commitments
Undiscounted lease commitments	162,971
2027
Commitments
Undiscounted lease commitments	166,231
2028 and thereafter
Commitments
Undiscounted lease commitments	$ 459,320